Note 6 - Related Party Transactions	6 Months Ended
Jun. 30, 2013
Notes
Note 6 - Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company has entered into a month-to-month lease agreement with Trio Gold for an office in Calgary, Alberta, Canada. Trio Gold’s President is the father of Ron Ruskowsky, the former President and CEO of the Company, who is still operating the Company’s oil and gas operations. This lease can be canceled on one month’s written notice. The lease agreement was amended in February 2011 which increased rental payments from approximately $450 to $1,300 per month plus applicable taxes.  For the three months ended June 30, 2013 and 2012, rent expense amounted to $4,393 and $3,969 respectively. For the six months ended June 30, 2013 and 2012, rent expense amounted to $8,332 and $3,986, respectively.

The Company’s manufacturing facilities are being leased from the former sole shareholder of Goldfield on a month-to-month basis at $8,000 per month.

In October 2012, Mr. Guy Peckham, the Company’s President, personally assumed $200,000 of the obligation the Company’s owes Santeo Financial for unpaid management fees. The $200,000 debt was not forgiven and the Company’s records indicate the $200,000 debt as being owed to Mr. Peckham as of December 31, 2012. The $200,000 is non-interest bearing, unsecured, and due on demand.  Mr. Ruskowsky, the Company’s former president, provided services through a consulting agreement that the Company had with Santeo Financial Corp (“Santeo”). Mr. Ruskowsky owns a controlling interest in Santeo.

Under the terms a consulting agreement, the Company was required to pay Santeo $15,000 per month. The $15,000 monthly fee was accrued by the Company and was reduced by amounts actually paid. The consulting agreement terminated in August 2012. In October 2012, the balancing owing Santeo amounted to $397,193, of which $200,000 was personally assumed by Mr. Guy Peckham. The balance owed to Santeo as of the termination date, net of the assumed $200,000, amounted $197,193, which is being paid in monthly installments of $8,500. The remaining balance became fully due and payable on May 1, 2013 and remains unpaid and the Company is in default under the agreement. The balance owed at June 30, 2013 amount to $132,193. Santeo consulting fees expensed for the three months ended June 30, 2013 and 2012 amounted to $0 and $45,000 respectively. Santeo consulting fees expensed for the six months ended June 30, 2013 and 2012 amounted to $0 and $90,000 respectively.

On October, 30 2012, the Company issued Mr. Guy Peckham, the Company’s current president 11,500,000 shares of its common stock for services. The 11,500,000 shares were valued at $149,500, which is being charged to operations over the three year term of the underlying agreement.

On February 4, 2013, the Company issued Mr. Guy Peckham, the Company’s current president 2,000,000 shares of its common stock for services. The 2,000,000 shares were valued at $700,000, which is being charged to operations over the three year term of the underlying agreement.

As of June 30, 2013, the Company owed Roger Janssen, an officer and director of the Company, $1,345 for services previously performed.

During the six months ended June 30, 2013, Mr. Guy Peckham has advanced the Company a total of $30,700 of which $28,954 was repaid during the same period. The advances are due on demand and bear interest at annual rate of 8% per annum. Interest accrued during the three months and six months ended June 30, 2013 amounted to $264 and $681, which have been paid accordingly.

As of June 30, 2013, certain shareholders have advanced the Company a total of $19,845 that is payable on demand and is non-interest bearing.

In connection with the acquisition of Goldfield, the Company entered into a consulting agreement with the former shareholder of Goldfield, whereby commencing May 1, 2013, the Company will pay him a consulting fee of $5,000 per month over the 30 month term of the agreement. The Company has not made any payments towards this obligation and $10,000 has been accrued and charged to expenses as of June 30, 2013.

As discussed in Note 3, the Company entered into an agreement to acquire the personal goodwill of the former shareholder of Goldfield for $100,000 payable in three installments of $33,000 due April 1, 2013, $33,000 due May 1, 2013 and $34,000 due June 1, 2013. Interest accrues on any payment that is not paid within 10 days of its respective due date. The Company has not made any payments toward this obligation and has accrued $1,304 of interest as of June 30, 2013, which was charged to operations. The balance of this obligation as of June 30, 2013 is $101,301.